Lease liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Discount rate	5.5127%
Average Period	11 years 4 months 24 days
Recoverable taxes	$ 555
Lease liabilities	$ 23,845	$ 23,043
Previously Reported [Member] | Vessels [member]
IfrsStatementLineItems [Line Items]
Discount rate	4.0518%
Average Period	5 years 9 months 18 days
Recoverable taxes	$ 255
Lease liabilities	$ 7,421	6,201
Previously Reported [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Discount rate	2.5774%
Average Period	2 years 7 months 6 days
Recoverable taxes	$ 14
Lease liabilities	$ 149	202
After Readjustment [Member] | Vessels [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Discount rate	4.4127%
Average Period	4 years 2 months 12 days
Lease liabilities	$ 838	1,431
After Readjustment [Member] | Vessels [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	7.8958%
Recoverable taxes	$ 120
Lease liabilities	$ 1,298	850
After Readjustment [Member] | Vessels [member] | BRAZIL
IfrsStatementLineItems [Line Items]
Average Period	2 years 9 months 18 days
After Readjustment [Member] | Others [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	9.8752%
Recoverable taxes	$ 73
Lease liabilities	$ 789	710
After Readjustment [Member] | Others [Member] | BRAZIL
IfrsStatementLineItems [Line Items]
Average Period	7 years 8 months 12 days
After Readjustment [Member] | Platforms [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Discount rate	5.7393%
Average Period	13 years 10 months 24 days
Lease liabilities	$ 12,340	13,059
After Readjustment [Member] | Platforms [member] | BRAZIL
IfrsStatementLineItems [Line Items]
Average Period	22 years 8 months 12 days
After Readjustment [Member] | Properties [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.0496%
Recoverable taxes	$ 93
Lease liabilities	$ 1,010	$ 590